Finance Income - Summary of Finance Income and Interest Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Income
Cash and cash equivalents	₩ 95,671	₩ 102,505	₩ 100,205
Financial assets at fair value through profit or loss	40,506	54,385	65,470
Financial assets at amortized cost	3,561	2,859	2,929
Loans	39,279	45,511	44,029
Short-term financial instruments	56,022	31,766	34,260
Long-term financial instruments	24,270	20,562	14,183
Other financial assets	370	262	241
Trade and other receivables	180,707	209,675	168,303
Total Interest Income	440,386	467,525	429,620
Dividend income	26,137	70,601	25,941
Gains on disposal of financial assets	58,115	45,493	13,162
Gains on valuation of financial assets at fair value through profit or loss	133,082	83,408	152,322
Gains on valuation of derivatives	314,700	2,231,533	382,611
Gains on transaction of derivatives	258,795	362,119	268,618
Gains on foreign currency translation	500,074	142,723	104,901
Gains on foreign currency transactions	303,706	35,893	42,886
Others	3,148	8,882	4,970
Total Finance Income	₩ 2,038,143	₩ 3,448,177	₩ 1,425,031